Share Capital - Schedule of Share Capital (Details) - Ordinary shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 16, 2025
Schedule of Share Capital [Line Items]
No of shares, Opening balance	104,790,304	80,994,098	2,000,000
Opening balance, amount	$ 197,732,356	$ 51,508,320
No of shares, No of shares, Issue of shares Tanbreez acquisition		8,395,523
Issue of shares Tanbreez acquisition, amount		$ 90,000,000
No of shares, Issue of shares suppliers	100,000	950,365
Issue of shares suppliers, amount	$ 654,805	$ 1,997,000
No of shares, Issue of shares PIPE	8,030,303	4,910,000
Issue of shares PIPE, amount	$ 50,005,000	$ 24,550,000
No of shares, Issue of shares Directors		560,310
Issue of shares Directors, amount		$ 1,297,099
No of shares, Issue of shares vesting of RSU’s	2,220,000	2,380,008
Issue of shares vesting of RSU’s, amount	$ 4,556,800	$ 24,438,104
No of shares, Issue of shares Tanbreez make good provisions		5,000,000
Issue of shares Tanbreez make good provisions, amount		$ 6,850,000
No of shares, Issue of shares upon conversion of warrants		1,600,000
Issue of shares upon conversion of warrants, amount		$ 2,000,000
No of shares, Issue of warrants PIPE (Investors)
Issue of warrants PIPE (Investors), amount		$ (3,104,593)
No of shares, Issue of warrants PIPE (Brokers)
Issue of warrants PIPE (Brokers), amount		$ (160,574)
No of shares, Issue of shares acquisition of copper	2,000,000
Issue of shares acquisition of copper, amount	$ 15,800,000
No of shares, Issue of shares exercise of warrants	3,327,709
Issue of shares exercise of warrants, amount	$ 64,722,855
No of shares, Issue of shares exercise of warrants (cashless)	873,942
Issue of shares exercise of warrants (cashless), amount	$ 22,196,802
No of shares, Capital raising costs
Capital raising costs - cash, amount	$ (3,000,000)	$ (1,643,000)
No of shares, Total share capital comprising issued capital and shares premium	121,342,258	104,790,304
Total share capital comprising issued capital and shares premium, amount	$ 352,668,618	$ 197,732,356